Equity - Share premium (Details) - EUR (€) € in Millions		6 Months Ended
	May 04, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Decrease in net issued premium		€ 1,433
Redemption of treasury shares, purchase value		1,706
Redemption of treasury shares, par value		273
Decrease in share premium		5,346	€ 963
Decrease through transfers between equity items		(1)	0
Dividends recognised as distributions to owners		1,236	824
Share premium
Disclosure of classes of share capital [line items]
Decrease in share premium		€ 1,706	4,034
Decrease through transfers between equity items			3,557
Dividends recognised as distributions to owners	€ 477		€ 477